Finance costs (Details Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minera Yanacocha SRL and subsidiary [Member]
Expense due to unwinding of discount on provisions	$ 21,769,000	$ 14,104,000	$ 22,075,000